OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 17,966	$ 2,808
Trade accounts receivable	31,293	27,650
Other current assets (capitalized fulfillment costs)	5,905	2,289
Total	$ 55,164	$ 32,747